Share-Based Compensation - Summary of Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding | shares	424,498	1,526,323	2,297,975
Weighted average remaining life, Options Outstanding	1 year 2 months 19 days
Weighted average exercise price, Options Outstanding | $ / shares	$ 10.71
Number outstanding, Options Exercisable | shares	386,324	1,237,006
Weighted average remaining life, Options Exercisable	1 year 29 days
Weighted average exercise price, Options Exercisable | $ / shares	$ 10.99	$ 11.54
Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding | shares	168,447
Weighted average remaining life, Options Outstanding	2 years 1 month 20 days
Weighted average exercise price, Options Outstanding | $ / shares	$ 6.71
Number outstanding, Options Exercisable | shares	130,273
Weighted average remaining life, Options Exercisable	1 year 11 months 26 days
Weighted average exercise price, Options Exercisable | $ / shares	$ 6.38
Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding | shares	77,586
Weighted average remaining life, Options Outstanding	7 months 13 days
Weighted average exercise price, Options Outstanding | $ / shares	$ 12.4
Number outstanding, Options Exercisable | shares	77,586
Weighted average remaining life, Options Exercisable	7 months 13 days
Weighted average exercise price, Options Exercisable | $ / shares	$ 12.4
Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding | shares	178,465
Weighted average remaining life, Options Outstanding	7 months 13 days
Weighted average exercise price, Options Outstanding | $ / shares	$ 13.74
Number outstanding, Options Exercisable | shares	178,465
Weighted average remaining life, Options Exercisable	7 months 13 days
Weighted average exercise price, Options Exercisable | $ / shares	$ 13.74